SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Opportunities Fund

December 31, 2023 (Unaudited)
Shares		Value
Common Stocks — 98.43%
Australia — 5.36%
35,035	Rio Tinto Plc	$2,605,942
116,779	Woodside Energy Group Ltd.	2,465,978
		5,071,920
Austria — 2.07%
48,443	Erste Group Bank AG	1,962,181

Belgium — 3.80%
55,656	Anheuser-Busch InBev NV	3,592,489

China — 2.10%
183,146	Wanhua Chemical Group Co. Ltd., Class A	1,985,152

Denmark — 4.39%
40,082	Novo Nordisk A/S, Class B	4,153,745

France — 3.18%
17,101	Safran SA	3,015,084

Germany — 5.29%
83,727	Deutsche Post AG	4,144,158
12,465	Mercedes-Benz Group AG	860,058
		5,004,216
Hong Kong — 5.16%
561,000	AIA Group Ltd.	4,882,316

India — 4.54%
64,066	HDFC Bank Ltd., ADR	4,299,469

Indonesia — 2.58%
6,582,300	Bank Rakyat Indonesia Persero Tbk PT	2,446,430

Ireland — 2.16%
23,501	Kerry Group Plc, Class A	2,039,872
20	Kerry Group Plc, Class A	1,750
		2,041,622
Japan — 11.57%
281,600	Astellas Pharma, Inc.	3,349,145
62,000	MISUMI Group, Inc.	1,046,793
77,000	Oriental Land Co. Ltd	2,861,959

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Opportunities Fund  (cont.)

December 31, 2023 (Unaudited)
Shares		Value
44,100	Recruit Holdings Co. Ltd.	$1,843,871
19,500	Sony Group Corp.	1,845,342
		10,947,110
Luxembourg — 1.80%
26,091	Eurofins Scientific SE	1,701,979

Netherlands — 2.28%
15,144	Wolters Kluwer NV	2,154,529

Norway — 3.69%
110,092	Equinor ASA	3,489,032

Singapore — 4.49%
167,890	DBS Group Holdings Ltd.	4,245,742

South Africa — 3.29%
18,189	Naspers Ltd., Class N	3,113,412

Sweden — 2.37%
90,648	Essity AB, Class B	2,246,455

Switzerland — 2.70%
1,766	Partners Group Holding AG	2,553,550

Taiwan — 11.27%
4,718,134	E.Sun Financial Holding Co. Ltd.	3,963,827
64,418	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,699,472
		10,663,299
Thailand — 2.32%
2,550,200	Minor International Public Co. Ltd.	2,200,883

United Kingdom — 11.56%
37,506	Croda International Plc	2,412,534
468,941	Haleon Plc	1,919,972
50,721	InterContinental Hotels Group Plc	4,573,812
636,524	Legal & General Group Plc	2,034,134
		10,940,452
Zambia — 0.46%
53,293	First Quantum Minerals Ltd.	436,383

Total Common Stocks		93,147,450
(Cost $91,234,441)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Opportunities Fund  (cont.)

December 31, 2023 (Unaudited)
Shares		Value
Investment Company — 0.24%
226,661	RBC BlueBay U.S. Goverment Money Market Fund, Institutional Class 1 (a)	$226,661
Total Investment Company		226,661
(Cost $226,661)
Total Investments		$93,374,111
(Cost $91,461,102) — 98.67%
Other assets in excess of liabilities — 1.33%		1,255,800
NET ASSETS — 100.00%		$94,629,911

(a)	Affiliated investment.

Abbreviations used are defined below:
ADR - American Depositary Receipt
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Financials	27.88%
Consumer Discretionary	16.32%
Industrials	12.90%
Consumer Staples	10.36%
Health Care	9.73%
Materials	7.86%
Information Technology	7.08%
Energy	6.30%
Other*	1.57%
100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.